March 26, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Specialized Funds (the Trust)
File No. 2-88116

Ladies and Gentlemen:

Enclosed is Post-Effective Amendment No. 69 to the Trust’s Registration Statement on Form N-1A, affecting the Signal Shares of Vanguard REIT Index Fund. We are filing the Amendment pursuant to Rule 485(a)(1) under the Securities Act of 1933 (1) to implement the changes required by the new Form N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of May 28, 2010 for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments regarding the 485(a) filing, and (2) updated financial statements for each series of the Trust. The remaining share classes of the Vanguard REIT Index Fund, and the share classes of each other series of the Trust, will be filed in the same submission as the above referenced 485(b) filing, but will be filed pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 following a request for permission to file that was submitted on March 4, 2010.

Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate May 28, 2010 as its effective date so that both the 485(b) filing and this 485(a) filing will go effective concurrently.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Michael J. Drayo
Associate Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
Securities & Exchange Commission